Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of revenue sources
In the following table, revenue is disaggregated by type of contract.

(in thousands of USD)	2018				2017
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	277,394	—	—	277,394	249,334	—	(31)	249,303
Spot Voyages	247,392	—	—	247,392	145,360	—	—	145,360
Time Charters (Note 19)	75,238	49,155	(49,155)	75,238	118,705	59,513	(59,513)	118,705
Total revenue	600,024	49,155	(49,155)	600,024	513,399	59,513	(59,544)	513,368

Other operating income	4,775	72	(72)	4,775	4,902	234	(234)	4,902